Nature of the Business - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (42,059)	$ (37,062)	$ (33,173)	$ (33,266)	$ (79,120)	$ (66,440)
Accumulated deficit	600,461				600,461		$ 521,340
Cash	$ 216,437		$ 216,352		$ 216,437	$ 216,352	$ 310,338